Quarterly Holdings Report
for
Fidelity® International Discovery Fund
January 31, 2022
IGI-NPRT1-0422
1.813016.117
Common Stocks - 93.7%
	Shares	Value ($) (000s)
Australia - 1.5%
Bapcor Ltd.	5,767,472	28,899
Hyperion Metals Ltd. (a)(b)	12,259,907	7,819
Lynas Rare Earths Ltd. (a)	5,093,660	32,900
National Storage REIT unit	41,052,386	71,968
Rio Tinto Ltd.	338	27
Technology One Ltd.	1,656,219	12,390
TOTAL AUSTRALIA		154,003
Austria - 1.5%
Erste Group Bank AG	2,156,637	100,802
Wienerberger AG	1,573,164	56,960
TOTAL AUSTRIA		157,762
Bailiwick of Jersey - 0.5%
Experian PLC	1,364,539	56,994
Belgium - 2.1%
Azelis Group NV	519,628	13,231
KBC Groep NV	1,531,763	133,216
UCB SA	742,150	73,848
TOTAL BELGIUM		220,295
Brazil - 0.2%
Rede D'Oregon Sao Luiz SA (c)	2,095,900	17,493
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S)	629,707	3,595
Canada - 2.7%
Canadian Natural Resources Ltd.	3,112,500	158,325
Constellation Software, Inc.	57,686	99,355
Definity Financial Corp.	524,372	11,889
Topicus.Com, Inc.	105,093	8,528
TOTAL CANADA		278,097
Cayman Islands - 0.5%
Antengene Corp. (a)(c)	8,548,738	6,719
Medlive Technology Co. Ltd. (c)	2,316,493	3,761
Silergy Corp.	310,000	41,934
TOTAL CAYMAN ISLANDS		52,414
China - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	181,050	6,352
WuXi AppTec Co. Ltd. (H Shares) (c)	971,196	13,930
TOTAL CHINA		20,282
Denmark - 0.5%
ORSTED A/S (c)	526,092	56,052
Finland - 0.4%
Musti Group OYJ	556,242	16,624
Neste Oyj	518,608	23,389
TOTAL FINLAND		40,013
France - 9.9%
Antin Infrastructure Partners SA	217,407	6,618
AXA SA	4,101,275	129,891
BNP Paribas SA	1,935,023	138,140
Capgemini SA	631,727	142,023
Elior SA (a)(c)	1,335,622	8,057
Exclusive Networks SA	1,492,393	24,481
Hydrogen Refueling Solutions	185,110	4,901
L'Oreal SA	234,846	100,314
LVMH Moet Hennessy Louis Vuitton SE	300,266	246,632
Societe Generale Series A	2,996,556	111,233
Teleperformance	179,760	67,696
Total SA	377,800	21,485
Worldline SA (a)(c)	451,044	21,862
TOTAL FRANCE		1,023,333
Germany - 7.5%
Allianz SE	333,469	85,619
Brenntag SE	859,072	73,602
Daimler AG (Germany)	1,686,620	134,582
Deutsche Post AG	2,573,582	154,880
Instone Real Estate Group BV (c)	602,218	10,716
Linde PLC	161,439	51,341
Merck KGaA	154,449	33,870
Nexus AG	567,922	40,260
Shop Apotheke Europe NV (a)(c)	212,742	27,659
Siemens AG	780,809	123,970
Siemens Healthineers AG (c)	491,626	31,593
SUSE SA (a)	322,459	10,635
TOTAL GERMANY		778,727
Hong Kong - 2.6%
AIA Group Ltd.	13,314,900	139,005
Hong Kong Exchanges and Clearing Ltd.	1,190,052	67,923
Techtronic Industries Co. Ltd.	3,515,275	58,002
TOTAL HONG KONG		264,930
Hungary - 1.0%
OTP Bank PLC (a)	1,370,840	79,280
Richter Gedeon PLC	880,150	23,198
TOTAL HUNGARY		102,478
India - 5.7%
Avenue Supermarts Ltd. (a)(c)	505,358	28,039
Delhivery Private Ltd. (d)(e)	1,020,800	8,038
Eicher Motors Ltd.	595,700	21,287
FSN E-Commerce Ventures Private Ltd.	227,318	5,079
HDFC Bank Ltd.	3,117,382	62,733
HDFC Bank Ltd. sponsored ADR	1,630,513	111,902
Housing Development Finance Corp. Ltd.	4,533,815	154,794
Pine Labs Private Ltd. (d)(e)	8,672	5,284
PVR Ltd. (a)	649,600	13,993
Reliance Industries Ltd.	2,618,180	84,429
Reliance Industries Ltd. sponsored GDR (c)	409,693	26,357
Star Health & Allied Insurance Co. Ltd.	992,200	10,310
Sunteck Realty Ltd. (a)	2,762,804	19,074
Vijaya Diagnostic Centre Pvt Ltd.	3,895,982	27,218
Zomato Ltd. (a)(d)	10,934,400	11,929
TOTAL INDIA		590,466
Ireland - 3.1%
Cairn Homes PLC	28,942,178	40,529
CRH PLC	2,341,078	117,500
Dalata Hotel Group PLC (a)(b)	11,562,311	55,152
Flutter Entertainment PLC (a)	230,189	35,075
ICON PLC (a)	111,500	29,628
Kingspan Group PLC (Ireland)	240,560	23,156
Ryanair Holdings PLC sponsored ADR (a)	143,297	15,995
TOTAL IRELAND		317,035
Isle of Man - 0.2%
Entain PLC (a)	881,478	19,083
Italy - 0.9%
BFF Bank SpA (c)	3,265,093	24,965
Intesa Sanpaolo SpA	20,847,910	61,957
Reply SpA	47,376	7,962
TOTAL ITALY		94,884
Japan - 17.9%
Daiichi Sankyo Kabushiki Kaisha	1,822,998	40,963
FUJIFILM Holdings Corp.	1,220,532	81,820
Fujitsu Ltd.	358,768	47,429
Hitachi Ltd.	2,530,880	131,545
Hoya Corp.	1,148,115	148,874
Itochu Corp.	2,935,598	94,310
JEOL Ltd.	1,051,718	57,342
Keyence Corp.	188,975	96,930
Minebea Mitsumi, Inc.	4,400,569	107,685
Misumi Group, Inc.	970,405	31,482
Mitsubishi UFJ Financial Group, Inc.	5,911,024	35,828
Money Forward, Inc. (a)	183,542	8,352
Olympus Corp.	3,410,436	76,315
ORIX Corp.	7,449,759	153,667
Persol Holdings Co. Ltd.	2,402,454	62,021
Recruit Holdings Co. Ltd.	2,469,886	122,083
Renesas Electronics Corp. (a)	7,160,595	82,181
Shin-Etsu Chemical Co. Ltd.	729,412	122,037
SMC Corp.	73,468	40,978
Sony Group Corp.	1,545,636	172,908
TIS, Inc.	1,468,171	38,614
Z Holdings Corp.	12,505,793	63,513
ZOZO, Inc.	1,402,305	37,368
TOTAL JAPAN		1,854,245
Korea (South) - 1.1%
Samsung SDI Co. Ltd.	61,660	30,597
SK Hynix, Inc.	856,360	88,628
TOTAL KOREA (SOUTH)		119,225
Luxembourg - 0.7%
B&M European Value Retail SA	3,292,037	25,209
Eurofins Scientific SA	487,286	48,925
TOTAL LUXEMBOURG		74,134
Netherlands - 5.9%
Airbus Group NV (a)	895,715	114,377
ASML Holding NV (Netherlands)	388,443	263,090
IMCD NV	143,334	24,656
ING Groep NV (Certificaten Van Aandelen)	7,503,475	110,970
NXP Semiconductors NV	272,344	55,950
RHI Magnesita NV	430,044	19,836
Universal Music Group NV	966,539	23,863
TOTAL NETHERLANDS		612,742
New Zealand - 0.8%
EBOS Group Ltd.	1,583,660	40,712
Ryman Healthcare Group Ltd.	5,750,128	37,599
TOTAL NEW ZEALAND		78,311
Norway - 2.2%
Equinor ASA	6,907,350	190,421
Schibsted ASA (A Shares)	1,169,606	34,649
Volue A/S (a)	1,158,951	6,908
TOTAL NORWAY		231,978
Spain - 1.6%
Aena SME SA (a)(c)	139,766	22,584
Amadeus IT Holding SA Class A (a)	1,345,987	92,550
Cellnex Telecom SA (c)	1,108,635	50,272
TOTAL SPAIN		165,406
Sweden - 3.8%
ASSA ABLOY AB (B Shares)	3,100,374	84,895
EQT AB	1,266,340	49,623
HEXPOL AB (B Shares)	2,029,482	24,215
Indutrade AB	2,915,050	72,520
Kry International AB (d)(e)	4,183	1,191
Lagercrantz Group AB (B Shares)	3,041,613	34,427
Nibe Industrier AB (B Shares)	1,712,281	16,274
Nordnet AB	1,957,366	30,506
Stillfront Group AB (a)	4,892,712	23,815
Svenska Handelsbanken AB (A Shares)	4,860,012	51,796
TOTAL SWEDEN		389,262
Switzerland - 7.4%
Dufry AG (a)	291,438	15,103
Lonza Group AG	85,570	58,996
Nestle SA (Reg. S)	1,796,612	232,012
Partners Group Holding AG	56,224	78,387
Roche Holding AG (participation certificate)	786,160	304,242
Sika AG	138,656	48,512
Zur Rose Group AG (a)	134,819	33,003
TOTAL SWITZERLAND		770,255
Taiwan - 1.7%
MediaTek, Inc.	1,624,000	64,555
Taiwan Semiconductor Manufacturing Co. Ltd.	4,776,000	110,518
TOTAL TAIWAN		175,073
United Kingdom - 9.4%
Anglo American PLC (United Kingdom)	2,913,941	128,463
AstraZeneca PLC (United Kingdom)	465,154	54,110
Big Yellow Group PLC	2,176,766	43,921
Bytes Technology Group PLC	1,129,185	7,077
Compass Group PLC	5,026,855	114,249
Dechra Pharmaceuticals PLC	603,812	33,916
Diageo PLC	2,332,283	117,690
Dr. Martens Ltd.	4,372,251	18,165
Harbour Energy PLC (a)	4,329,637	21,127
JD Sports Fashion PLC	24,864,387	63,757
JTC PLC (c)	3,331,661	35,250
Lloyds Banking Group PLC	68,243,992	47,359
M&G PLC	35,638,745	104,305
Prudential PLC (a)	5,542,243	93,419
Smart Metering Systems PLC	2,952,130	29,390
Starling Bank Ltd. Series D (a)(d)(e)	6,223,100	19,082
Vistry Group PLC	3,096,241	42,928
Zegona Communications PLC (b)	333,730	395
TOTAL UNITED KINGDOM		974,603
United States of America - 0.2%
NICE Systems Ltd. sponsored ADR (a)	80,391	20,585
TOTAL COMMON STOCKS (Cost $7,135,268)		9,713,755

Preferred Stocks - 0.8%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.5%
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	131,235	19,509
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	727,754	7,219
		26,728
Estonia - 0.2%
Bolt Technology OU Series E (d)(e)	87,239	22,542
TOTAL CONVERTIBLE PREFERRED STOCKS		49,270
Nonconvertible Preferred Stocks - 0.3%
India - 0.3%
Pine Labs Private Ltd.:
Series 1 (d)(e)	20,726	12,629
Series A (d)(e)	5,179	3,156
Series B (d)(e)	5,635	3,434
Series B2 (d)(e)	4,558	2,777
Series C (d)(e)	8,478	5,166
Series C1 (d)(e)	1,786	1,088
Series D (d)(e)	1,910	1,164
		29,414
Sweden - 0.0%
Kry International AB Series E (d)(e)	24,162	6,880
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,294
TOTAL PREFERRED STOCKS (Cost $76,424)		85,564

Money Market Funds - 5.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (f) (Cost $511,952)	511,849,191	511,952

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $7,723,644)	10,311,271
NET OTHER ASSETS (LIABILITIES) - 0.5%	55,120
NET ASSETS - 100.0%	10,366,391

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,661,000 or 3.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $131,088,000 or 1.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	22,664
ByteDance Ltd. Series E1	11/18/20	14,380
Delhivery Private Ltd.	5/20/21	4,983
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,336
Kry International AB	5/14/21	1,817
Kry International AB Series E	5/14/21	11,046
Pine Labs Private Ltd.	6/30/21	3,233
Pine Labs Private Ltd. Series 1	6/30/21	7,728
Pine Labs Private Ltd. Series A	6/30/21	1,931
Pine Labs Private Ltd. Series B	6/30/21	2,101
Pine Labs Private Ltd. Series B2	6/30/21	1,699
Pine Labs Private Ltd. Series C	6/30/21	3,161
Pine Labs Private Ltd. Series C1	6/30/21	666
Pine Labs Private Ltd. Series D	6/30/21	712
Starling Bank Ltd. Series D	6/18/21	11,126
Zomato Ltd.	12/09/20 - 2/10/21	7,647

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	398,277	963,488	849,813	60	-	-	511,952	0.9%
Fidelity Securities Lending Cash Central Fund 0.08%	2,886	203	3,089	61	-	-	-	0.0%
Total	401,163	963,691	852,902	121	-	-	511,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Dalata Hotel Group PLC	56,215	-	5,968	-	(4,275)	9,180	55,152
Hyperion Metals Ltd.	9,332	-	94	-	(34)	(1,385)	7,819
Zegona Communications PLC	495	-	6	-	-	(94)	395
Total	66,042	-	6,068	-	(4,309)	7,701	63,366

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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